Equipment and leasehold improvements	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property Plant and Equipment Disclosure [Text Block]
10.	Equipment and leasehold improvements

A breakdown of cost and accumulated depreciation and amortization for equipment and leasehold improvements as of December 31, 2013 and 2012 is as follows:

(In thousands of US$)	December 31,
	2013	2012
Leasehold improvements	7,414	7,194
Furniture and equipment	16,933	17,302
	24,347	24,496
Less: accumulated depreciation and amortization	13,881	11,688
	10,466	12,808

In June 2012, the Bank recorded a gain on sale of premises and equipment of $5.6 million due to the sale of its former head office’s premises.